Convertible Notes and Notes Payable (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	May 02, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Notes payable		$ 296,801		$ 296,801		$ 76,350
Notes payable - related parties		296,801		296,801
Convertible Notes payable		437,180		$ 437,180		$ 286,981
Convertible notes maturity date	May 01, 2022			Apr. 30, 2020		Apr. 30, 2020
Convertible notes accrued interest rate	1.00%					8.00%
Conversion of debt into common stock amount						$ 4,692
Number of warrants purchase						1,905,700
Debt Principal	$ 38,665
Discount on debt		117,647		$ 137,255
Unamortized Debt Discount		(215,686)		(215,686)		$ 0
Accrued interest paid				$ 26,623	$ 15,437	23,905	$ 20,181
Conversion price per share description				These AICNs automatically convert into shares of common stock at a rate of $.72 per share at the earlier of the maturity date or an uplist to a national securities exchange (e.g. NASDAQ or New York Stock Exchange) provided that the Company's stock price is at least $.87 at the time of the uplist. The AICN note holders have the right to convert their outstanding principal and interest into shares of the Company's common stock at any time during their note's term at $.72 per share.
15% OID Convertible Note [Member]
Accrued interest		12,867		$ 12,867
Conversion of debt into common stock amount				365,808
Convertible notes outstanding		$ 352,941		352,941
Discount on debt				(52,941)
Total Debt issuance cost				$ 61,500
Convertible Note Payable [Member]
Conversion price per share		$ .72		$ .72
Accrued interest paid		$ 0	$ 6,118	$ 13,962	$ 11,479
Stock price		$ .87		$ .87
Convertible Note Payable [Member] | Derivative [Member]
Discount on debt				$ (206,000)
Convertible Note Payable [Member] | Investor [Member]
Discount on debt				(2,500)
Convertible Note Payable [Member] | Think Equity [Member]
Discount on debt				(52,399)
Payment of convertible debt				$ 31,500
Number of Warrants issued				75,000
Accredited convertible Notes [Member]
Convertible notes maturity date				Jun. 30, 2021
Accrued interest		$ 7,058		$ 7,058		$ 6,981
Convertible notes accrued interest rate						10.00%
Conversion of debt into common stock amount				280,000		$ 280,000
Convertible notes outstanding		287,058		287,058		286,981
Beneficial conversion feature, aggregate value				30,154		$ 30,154
RedDiamond Partners, LLC [Member]
Convertible Notes payable		$ 352,941		$ 352,941
Convertible notes maturity date				Mar. 15, 2021
Conversion price per share		$ .28		$ .28
Accrued interest		$ 52,941		$ 52,941
Original issue discount percentage		15.00%		15.00%
Convertible notes accrued interest rate		12.50%		12.50%
Number of warrants purchase		557,143		557,143
Warrants purchase Amount		$ 91,500		$ 91,500
Debt Principal		$ 352,941		352,941
Discount on debt				(91,500)
Payment of convertible debt				$ 30,000